Equity - Non-controlling interests - Dividends paid (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Dividends paid to non-controlling interests, classified as financing activities	€ 304	€ 218	€ 226
Dividends paid to non-controlling interests, classified as financing activities	328	218	225
Sonatel [member]
Disclosure of classes of share capital [line items]
Dividends paid to non-controlling interests, classified as financing activities	185	166	165
Sub-Group Orange Cte d'Ivoire [Member]
Disclosure of classes of share capital [line items]
Dividends paid to non-controlling interests, classified as financing activities	51	29	9
Orange Polska S.A.
Disclosure of classes of share capital [line items]
Dividends paid to non-controlling interests, classified as financing activities	35
Medi Telecom [member]
Disclosure of classes of share capital [line items]
Dividends paid to non-controlling interests, classified as financing activities	33		24
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Dividends paid to non-controlling interests, classified as financing activities		7	14
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Dividends paid to non-controlling interests, classified as financing activities	€ 18	€ 11	€ 9